SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
INTERDIGITAL
SAVINGS AND PROTECTION PLAN
EIN 23-1882087
SCHEDULE H, LINE 4(i) - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

Identity of Issue	Investment Type	Current Value
State Street Bank & Trust*	Cash	$283,252

American Century Mid Cap Value Fund Class R6	Registered investment companies	4,543,980
BlackRock High Yield Bond Institutional Fund	Registered investment companies	4,271,005
Carillon Eagle Mid Cap Growth Fund Class R6	Registered investment companies	4,359,844
Dodge & Cox Income Fund Class I	Registered investment companies	5,383,129
Fidelity 500 Index Fund	Registered investment companies	27,224,595
Fidelity Advisor Focused Emerging Markets I Fund	Registered investment companies	2,015,805
Fidelity Small Cap Growth Fund Class K6	Registered investment companies	1,968,265
Fidelity Total International Index	Registered investment companies	550,579
Hartford Schroders International Stock SDR	Registered investment companies	4,570,561
JPMorgan Large Cap Growth Fund Class R6	Registered investment companies	17,917,675
Undiscovered Managers Behavioral Value Fund Class R6	Registered investment companies	1,462,949
Vanguard Equity-Income Admiral Fund	Registered investment companies	9,868,326
Vanguard Real Estate Index Admiral Fund	Registered investment companies	2,919,968
Vanguard Small Cap Index I Fund	Registered investment companies	5,325,229
Vanguard Target Retirement 2020 Fund	Registered investment companies	2,808,390
Vanguard Target Retirement 2030 Fund	Registered investment companies	13,274,537
Vanguard Target Retirement 2040 Fund	Registered investment companies	14,522,071
Vanguard Target Retirement 2050 Fund	Registered investment companies	8,204,347
Vanguard Target Retirement 2060 Fund	Registered investment companies	1,917,846
Vanguard Target Retirement 2070 Fund	Registered investment companies	383,441
Vanguard Target Retirement Income Investment Fund	Registered investment companies	1,060,600
Vanguard Total Bond Market Index Admiral Fund	Registered investment companies	2,503,875
	Registered Investment Companies Total	137,057,017

Stable Pooled Fund*	Investments in common trusts	7,168,489

InterDigital Stock Fund*	Employer Stock Fund	9,746,855

Personal Choice Retirement Account	Self-directed brokerage account	509,668

Notes Receivable from Participants*	Notes Receivable with interest rates between 4.25% and 9.50%	192,900
Total assets held at end of year		$154,958,181

*     Transaction with party-in-interest
Cost is not required for participant-directed investments.